Fair Value (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Measurements - Recurring Basis [Table Text Block]
The following tables display the assets and liabilities measured at fair value on a recurring basis including financial instruments elected for the fair value option. We often economically hedge the fair value change of our assets or liabilities with derivatives and other financial instruments. The tables below display the hedges separately from the hedged items; therefore, they do not directly display the impact of our risk management activities.

	Recurring fair value measurements
December 31, 2012 ($ in millions)	Level 1	Level 2	Level 3	Total
Assets
Investment securities
Available-for-sale securities
Debt securities
U.S. Treasury and federal agencies	$697	$1,517	$—	$2,214
Foreign government	3	300	—	303
Mortgage-backed residential	—	6,906	—	6,906
Asset-backed	—	2,340	—	2,340
Corporate debt securities	—	1,263	—	1,263
Total debt securities	700	12,326	—	13,026
Equity securities (a)	1,152	—	—	1,152
Total available-for-sale securities	1,852	12,326	—	14,178
Mortgage loans held-for-sale, net (b)	—	2,490	—	2,490
Mortgage servicing rights	—	—	952	952
Other assets
Interests retained in financial asset sales	—	—	154	154
Derivative contracts in a receivable position
Interest rate	40	2,170	48	2,258
Foreign currency	—	40	—	40
Total derivative contracts in a receivable position	40	2,210	48	2,298
Collateral placed with counterparties (c)	103	99	—	202
Total assets	$1,995	$17,125	$1,154	$20,274
Liabilities
Accrued expenses and other liabilities
Derivative contracts in a payable position
Interest rate	$(13)	$(2,374)	$(1)	$(2,388)
Foreign currency	—	(78)	(2)	(80)
Total derivative contracts in a payable position	(13)	(2,452)	(3)	(2,468)
Total liabilities	$(13)	$(2,452)	$(3)	$(2,468)

(a)	Our investment in any one industry did not exceed 21%.

(b)	Carried at fair value due to fair value option elections.

(c)	Represents collateral in the form of investment securities. Cash collateral was excluded.

	Recurring fair value measurements
December 31, 2011 ($ in millions)	Level 1	Level 2	Level 3	Total
Assets
Trading assets (excluding derivatives)
Mortgage-backed residential securities	$—	$575	$33	$608
Total trading assets	—	575	33	608
Investment securities
Available-for-sale securities
Debt securities
U.S. Treasury and federal agencies	903	643	—	1,546
States and political subdivisions	—	1	—	1
Foreign government	427	357	—	784
Mortgage-backed residential	—	7,312	—	7,312
Asset-backed	—	2,553	62	2,615
Corporate debt securities	—	1,491	—	1,491
Other debt securities	—	327	—	327
Total debt securities	1,330	12,684	62	14,076
Equity securities (a)	1,059	—	—	1,059
Total available-for-sale securities	2,389	12,684	62	15,135
Mortgage loans held-for-sale, net (b)	—	3,889	30	3,919
Consumer mortgage finance receivables and loans, net (b)	—	—	835	835
Mortgage servicing rights	—	—	2,519	2,519
Other assets
Interests retained in financial asset sales	—	—	231	231
Derivative contracts in a receivable position (c)
Interest rate	79	5,274	88	5,441
Foreign currency	—	242	18	260
Total derivative contracts in a receivable position	79	5,516	106	5,701
Collateral placed with counterparties (d)	328	—	—	328
Total assets	$2,796	$22,664	$3,816	$29,276
Liabilities
Long-term debt
On-balance sheet securitization debt (b)	$—	$—	$(830)	$(830)
Accrued expenses and other liabilities
Derivative contracts in a payable position (c)
Interest rate	(32)	(5,229)	(17)	(5,278)
Foreign currency	—	(99)	(2)	(101)
Total derivative contracts in a payable position	(32)	(5,328)	(19)	(5,379)
Loan repurchase liabilities (b)	—	—	(29)	(29)
Trading liabilities (excluding derivatives)	(61)	—	—	(61)
Total liabilities	$(93)	$(5,328)	$(878)	$(6,299)

(a)	Our investment in any one industry did not exceed 18%.

(b)	Carried at fair value due to fair value option elections.

(c)	Includes derivatives classified as trading.

(d)	Represents collateral in the form of investment securities. Cash collateral was excluded.

Fair Value Measurements - Recurring Fair Value Inputs [Table Text Block]
The following table presents quantitative information regarding the significant unobservable inputs used in significant Level 3 assets and liabilities measured at fair value on a recurring basis.

December 31, 2012 ($ in millions)	Level 3 recurring measurements	Valuation technique	Unobservable input	Range
Assets
Mortgage servicing rights	$952	(a)	(a)	(a)
Other assets
Interests retained in financial asset sales	154	Discounted cash flow	Discount rate	5.4-6.1%
			Commercial paper rate	0-0.1%

(a)	Refer to Note 11 for information related to MSR valuation assumptions and sensitivities.

Fair Value Measurements - Reconciliation of Level 3 Assets and Liabilities [Table Text Block]
The following tables present the reconciliation for all Level 3 assets and liabilities measured at fair value on a recurring basis. We often economically hedge the fair value change of our assets or liabilities with derivatives and other financial instruments. The Level 3 items presented below may be hedged by derivatives and other financial instruments that are classified as Level 1 or Level 2. Thus, the following tables do not fully reflect the impact of our risk management activities.

	Level 3 recurring fair value measurements
		Net realized/unrealized gains (losses)									Fair value at Dec. 31, 2012	Net unrealized gains (losses) included in earnings still held at Dec. 31, 2012
($ in millions)	Fair value at Jan. 1, 2012	included in earnings		included in OCI	Purchases	Sales		Issuances	Settlements	Transfers out due to deconsolidation or discontinued operations (a)
Assets
Trading assets (excluding derivatives)
Mortgage-backed residential securities	$33	$2	(b)	$—	$—	$—		$—	$(4)	$(31)	$—	$4	(b)
Investment securities
Available-for-sale debt securities
Asset-backed	62	19		(12)	—	(69)		—	—	—	—	—
Mortgage loans held-for-sale, net (c)	30	—		—	12	—		—	(11)	(31)	—	—
Consumer mortgage finance receivables and loans, net (c)	835	121	(c)	—	—	(245)	(d)	—	(124)	(587)	—	51	(c)
Mortgage servicing rights	2,519	(677)	(e)	—	—	—		240	—	(1,130)	952	(677)	(e)
Other assets
Interests retained in financial asset sales	231	46	(f)	—	—	—		—	(123)	—	154	—
Derivative contracts, net (g)
Interest rate	71	(78)	(h)	—	—	—		—	53	1	47	1	(h)
Foreign currency	16	(32)	(h)	—	—	—		—	—	14	(2)	(50)	(h)
Total derivative contracts in a receivable position, net	87	(110)		—	—	—		—	53	15	45	(49)
Total assets	$3,797	$(599)		$(12)	$12	$(314)		$240	$(209)	$(1,764)	$1,151	$(671)
Liabilities
Long-term debt
On-balance sheet securitization debt (c)	$(830)	$(115)	(c)	$—	$—	$—		$—	$389	$556	$—	$(62)	(c)
Accrued expenses and other liabilities
Loan repurchase liabilities (c)	(29)	—		—	(11)	—		—	10	30	—	—
Total liabilities	$(859)	$(115)		$—	$(11)	$—		$—	$399	$586	$—	$(62)

(a)
Represents the amounts transferred out of Level 3 due to the deconsolidation of ResCap or discontinued operations. Refer to Note 1 for additional information related to ResCap. Refer to Note 2 for additional information related to discontinued operations.

(b)	The fair value adjustment and the related interest were reported as income from discontinued operations, net of tax, in the Consolidated Statement of Income.

(c)
Carried at fair value due to fair value option elections. Refer to the next section of this note titled Fair Value Option for Financial Assets and Liabilities for the location of the gains and losses in the Consolidated Statement of Income.

(d)	Represents the sale of consumer mortgage finance receivable and loans sold as part of the sale of a business line during 2012.

(e)	Fair value adjustment was reported as servicing-asset valuation and hedge activities, net, and income from discontinued operations, net of tax, in the Consolidated Statement of Income.

(f)	Reported as other income, net of losses, and income from discontinued operations, net of tax, in the Consolidated Statement of Income.

(g)	Includes derivatives classified as trading.

(h)	Refer to Note 22 for information related to the location of the gains and losses on derivative instruments in the Consolidated Statement of Income.

	Level 3 recurring fair value measurements
	Fair value at Jan. 1, 2011	Net realized/unrealized gains (losses)			Purchases	Sales		Issuances	Settlements	Transfers out of level 3		Fair value at Dec. 31, 2011	Net unrealized gains (losses) included in earnings still held at Dec. 31, 2011
($ in millions)		included in earnings		included in OCI
Assets
Trading assets (excluding derivatives)
Mortgage-backed residential securities	$44	$5	(a)	$—	$—	$—		$—	$(16)	$—		$33	$14	(a)
Asset-backed securities	94	—		—	—	(94)		—	—	—		—	—
Total trading assets	138	5		—	—	(94)		—	(16)	—		33	14
Investment securities
Available-for-sale debt securities
Mortgage-backed residential	1	—		—	—	(1)		—	—	—		—	—
Asset-backed	—	18	(b)	14	94	(64)		—	—	—		62	—
Total debt securities	1	18		14	94	(65)		—	—	—		62	—
Mortgage loans held-for-sale, net (c)	4	(1)	(c)	—	46	(1)		—	(18)	—		30	(2)	(c)
Consumer mortgage finance receivables and loans, net (c)	1,015	352	(c)	1	—	—		—	(533)	—		835	136	(c)
Mortgage servicing rights	3,738	(1,606)	(d)	—	31	(266)	(e)	622	—	—		2,519	(1,605)	(d)
Other assets
Interests retained in financial asset sales	568	180	(f)	—	—	—		3	(520)	—		231	(15)	(f)
Derivative contracts, net (g)
Interest rate	(13)	148	(h)	—	—	—		—	(41)	(23)	(i)	71	145	(h)
Foreign currency	—	16	(h)	—	—	—		—	—	—		16	16	(h)
Total derivative contracts in a (payable) receivable position, net	(13)	164		—	—	—		—	(41)	(23)		87	161
Total assets	$5,451	$(888)		$15	$171	$(426)		$625	$(1,128)	$(23)		$3,797	$(1,311)
Liabilities
Long-term debt
On-balance sheet securitization debt (c)	$(972)	$(371)	(c)	$1	$—	$—		$—	$512	$—		$(830)	$(184)	(c)
Accrued expenses and other liabilities
Loan repurchase liabilities (c)	—	2	(c)	—	(46)	—		—	15	—		(29)	2	(c)
Total liabilities	$(972)	$(369)		$1	$(46)	$—		$—	$527	$—		$(859)	$(182)

(a)	The fair value adjustment and the related interest were reported as income from discontinued operations, net of tax, in the Consolidated Statement of Income.

(b)
The fair value adjustment was reported as other income, net of losses, and the related interest was reported as interest and dividends on available-for-sale investment securities in the Consolidated Statement of Income.

(c)
Carried at fair value due to fair value option elections. Refer to the next section of this note titled Fair Value Option for Financial Assets and Liabilities for the location of the gains and losses in the Consolidated Statement of Income.

(d)	Fair value adjustment was reported as servicing-asset valuation and hedge activities, net and income from discontinued operations, net of tax, in the Consolidated Statement of Income.

(e)
Represents excess mortgage servicing rights transferred to an agency-controlled trust in exchange for trading securities. These securities were then sold instantaneously to third-party investors for $266 million.

(f)	Reported as other income, net of losses, and income from discontinued operations, net of tax, in the Consolidated Statement of Income.

(g)	Includes derivatives classified as trading.

(h)	Refer to Note 22 for information related to the location of the gains and losses on derivative instruments in the Consolidated Statement of Income.

(i)
The in-house valuations of some derivative contracts classified as Level 3 was replaced with third-party-developed valuation models that are widely accepted in the market to value these over-the-counter derivative contracts. The specific terms of the contract and market observable inputs are entered into the model. We reclassified these over-the-counter derivative contracts as Level 2 because all significant inputs into these models were market observable.

Fair Value Measurements - Nonrecurring Basis [Table Text Block]

	Nonrecurring fair value measurements				Lower-of-cost or fair value or valuation reserve allowance	Total loss included in earnings for the year ended
December 31, 2011 ($ in millions)	Level 1	Level 2	Level 3	Total
Assets
Mortgage loans held-for-sale (a)	$—	$—	$479	$479	$(60)	n/m	(b)
Commercial finance receivables and loans, net (c)
Automotive	—	—	310	310	(30)	n/m	(b)
Mortgage	—	1	14	15	(10)	n/m	(b)
Other	—	—	20	20	(10)	n/m	(b)
Total commercial finance receivables and loans, net	—	1	344	345	(50)	n/m	(b)
Other assets
Property and equipment	—	13	—	13	n/m (d)	$(8)
Repossessed and foreclosed assets (e)	—	32	27	59	(15)	n/m	(b)
Total assets	$—	$46	$850	$896	$(125)	$(8)

n/m = not meaningful

(a)
Represents loans held-for-sale that are required to be measured at the lower-of-cost or fair value. The table above includes only loans with fair values below cost during 2011. The related valuation allowance represents the cumulative adjustment to fair value of those specific assets.

(b)
We consider the applicable valuation or loan loss allowance to be the most relevant indicator of the impact on earnings caused by the fair value measurement. Accordingly, the table above excludes total gains and losses included in earnings for these items. The carrying values are inclusive of the respective valuation or loan loss allowance.

(c)	Represents the portion of the portfolio specifically impaired during 2011. The related valuation allowance represents the cumulative adjustment to fair value of those specific receivables.

(d)	The total gain (loss) included in earnings is the most relevant indicator of the impact on earnings.

(e)	The allowance provided for repossessed and foreclosed assets represents any cumulative valuation adjustment recognized to adjust the assets to fair value.
The following tables display the assets and liabilities measured at fair value on a nonrecurring basis.

	Nonrecurring fair value measurements				Lower-of-cost or fair value or valuation reserve allowance	Total loss included in earnings for the year ended
December 31, 2012 ($ in millions)	Level 1	Level 2	Level 3	Total
Assets
Commercial finance receivables and loans, net (a)
Automotive	$—	$—	$108	$108	$(19)	n/m	(b)
Other	—	—	23	23	(7)	n/m	(b)
Total commercial finance receivables and loans, net	—	—	131	131	(26)	n/m	(b)
Other assets
Repossessed and foreclosed assets (c)	—	—	3	3	(2)	n/m	(b)
Total assets	$—	$—	$134	$134	$(28)	n/m
n/m = not meaningful

(a)	Represents the portion of the portfolio specifically impaired during 2012. The related valuation allowance represents the cumulative adjustment to fair value of those specific receivables.

(b)
We consider the applicable valuation or loan loss allowance to be the most relevant indicator of the impact on earnings caused by the fair value measurement. Accordingly, the table above excludes total gains and losses included in earnings for these items. The carrying values are inclusive of the respective valuation or loan loss allowance.

(c)	The allowance provided for repossessed and foreclosed assets represents any cumulative valuation adjustment recognized to adjust the assets to fair value.

	Nonrecurring fair value measurements				Lower-of-cost or fair value or valuation reserve allowance	Total loss included in earnings for the year ended
December 31, 2011 ($ in millions)	Level 1	Level 2	Level 3	Total
Assets
Mortgage loans held-for-sale (a)	$—	$—	$479	$479	$(60)	n/m	(b)
Commercial finance receivables and loans, net (c)
Automotive	—	—	310	310	(30)	n/m	(b)
Mortgage	—	1	14	15	(10)	n/m	(b)
Other	—	—	20	20	(10)	n/m	(b)
Total commercial finance receivables and loans, net	—	1	344	345	(50)	n/m	(b)
Other assets
Property and equipment	—	13	—	13	n/m (d)	$(8)
Repossessed and foreclosed assets (e)	—	32	27	59	(15)	n/m	(b)
Total assets	$—	$46	$850	$896	$(125)	$(8)

Fair Value Measurements - Nonrecurring Fair Value Inputs [Table Text Block]
The following table presents quantitative information regarding the significant unobservable inputs used in significant Level 3 assets measured at fair value on a nonrecurring basis.

December 31, 2012 ($ in millions)	Level 3 nonrecurring measurements	Valuation technique	Unobservable input	Range
Assets
Commercial finance receivables and loans, net
Automotive	$108	Fair value of collateral	Adjusted appraisal value	65.0-95.0%

Fair Value Option - Summary of Changes Included in the Condensed Consolidated Statement of Income [Table Text Block]
The following tables summarize the fair value option elections and information regarding the amounts recorded as earnings for each fair value option-elected item.

	Changes included in the
	Consolidated Statement of Income
Year ended December 31, ($ in millions)	Interest and fees on finance receivables and loans (a)	Interest on loans held-for-sale (a)	Interest on long-term debt (b)	Gain on mortgage loans, net	Other income, net of losses	Total included in earnings	Change in fair value due to credit risk (c)
2012
Assets
Mortgage loans held-for-sale, net	$—	$82	$—	$(32)	$—	$50	$—	(d)
2011
Assets
Mortgage loans held-for-sale, net	$—	$175	$—	$148	$—	$323	$—	(d)

(a)	Interest income is measured by multiplying the unpaid principal balance on the loans by the coupon rate and the number of days of interest due.

(b)	Interest expense is measured by multiplying bond principal by the coupon rate and the number of days of interest due to the investor.

(c)
Factors other than credit quality that impact fair value include changes in market interest rates and the illiquidity or marketability in the current marketplace. Lower levels of observable data points in illiquid markets generally result in wide bid/offer spreads.

(d)	The credit impact for loans held-for-sale is assumed to be zero because the loans are either suitable for sale or are covered by a government guarantee.

Fair Value Option Election [Table Text Block]
The following table provides the aggregate fair value and the aggregate unpaid principal balance for the fair value option-elected loans and long-term debt instruments.

	2012		2011
December 31, ($ in millions)	Unpaid principal balance	Fair value (a)	Unpaid principal balance	Fair value (a)
Assets
Mortgage loans held-for-sale, net
Total loans	$2,416	$2,490	$3,766	$3,919
Nonaccrual loans	47	25	54	27
Loans 90+ days past due (b)	36	19	53	27
Consumer mortgage finance receivables and loans, net
Total loans	—	—	2,436	835
Nonaccrual loans (c)	—	—	506	209
Loans 90+ days past due (b) (c)	—	—	362	163
Liabilities
Long-term debt
On-balance sheet securitization debt	$—	$—	$(2,559)	$(830)
Accrued expenses and other liabilities
Loan repurchase liabilities	—	—	(57)	(29)

(a)	Excludes accrued interest receivable.

(b)	Loans 90+ days past due are also presented within the nonaccrual loan balance and the total loan balance; however, excludes government-insured loans that are still accruing interest.

(c)
The fair value of consumer mortgage finance receivables and loans is calculated on a pooled basis; therefore, we allocated the fair value of nonaccrual loans and loans 90+ days past due to individual loans based on the unpaid principal balances. For further discussion regarding the pooled basis, refer to the previous section of this note titled Consumer mortgage finance receivables and loans, net.

Fair Value of Financial Intruments [Table Text Block]
The following table presents the carrying and estimated fair value of financial instruments, except for those recorded at fair value on a recurring basis presented in the previous section of this note titled Recurring Fair Value. When possible, we use quoted market prices to determine fair value. Where quoted market prices are not available, the fair value is internally derived based on appropriate valuation methodologies with respect to the amount and timing of future cash flows and estimated discount rates. However, considerable judgment is required in interpreting market data to develop estimates of fair value, so the estimates are not necessarily indicative of the amounts that could be realized or would be paid in a current market exchange. The effect of using different market assumptions or estimation methodologies could be material to the estimated fair values. Fair value information presented herein was based on information available at December 31, 2012 and 2011.

	2012					2011
		Estimated fair value
December 31, ($ in millions)	Carrying value	Level 1	Level 2	Level 3	Total	Carrying value	Estimated fair value
Financial assets
Loans held-for-sale, net (a)	$2,576	$—	$2,490	$86	$2,576	$8,557	$8,674
Finance receivables and loans, net (a)	97,885	—	—	98,907	98,907	113,252	113,576
Nonmarketable equity investments	303	—	272	34	306	419	423
Financial liabilities
Deposit liabilities	$47,915	$—	$—	$48,752	$48,752	$45,050	$45,696
Short-term borrowings	7,461	6	—	7,454	7,460	7,680	7,622
Long-term debt (a)(b)	74,882	—	36,018	42,533	78,551	93,525	92,142

(a)
Includes financial instruments carried at fair value due to fair value option elections. Refer to the previous section of this note titled Fair Value Option for Financial Assets and Liabilities for further information about the fair value elections.

(b)	The carrying value includes deferred interest for zero-coupon bonds of $321 million and $640 million at December 31, 2012, and 2011, respectively.